Environmental Liabilities and Renewable Identification Numbers (RINs)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Environmental Liabilities and Renewable Identification Numbers (RINs)
Environmental Liabilities and Renewable Identification Numbers (RINs)

Note 11.Environmental Liabilities, Asset Retirement Obligations and Renewable Identification Numbers (RINs)

Environmental Liabilities

The Partnership owns or leases properties where refined petroleum products, renewable fuels and crude oil are being or may have been handled.  These properties and the refined petroleum products, renewable fuels and crude oil handled thereon may be subject to federal and state environmental laws and regulations.  Under such laws and regulations, the Partnership could be required to remove or remediate containerized hazardous liquids or associated generated wastes (including wastes disposed of or abandoned by prior owners or operators), to clean up contaminated property arising from the release of liquids or wastes into the environment, including contaminated groundwater, or to implement best management practices to prevent future contamination.

The Partnership maintains insurance of various types with varying levels of coverage that it considers adequate under the circumstances to cover its operations and properties.  The insurance policies are subject to deductibles that the Partnership considers reasonable and not excessive.  In addition, the Partnership has entered into indemnification agreements with various sellers in conjunction with several of its acquisitions.  Allocation of environmental liability is an issue negotiated in connection with each of the Partnership’s acquisition transactions.  In each case, the Partnership makes an assessment of potential environmental liability exposure based on available information.  Based on that assessment and relevant economic and risk factors, the Partnership determines whether to, and the extent to which it will, assume liability for existing environmental conditions.

In connection with the December 2012 acquisition of six New England gasoline stations from Mutual Oil, the Partnership assumed certain environmental liabilities, including certain ongoing remediation efforts.  As a result, the Partnership recorded, on an undiscounted basis, a total environmental liability of approximately $0.6 million.

In connection with the March 2012 acquisition of Alliance, the Partnership assumed Alliance’s environmental liabilities, including ongoing environmental remediation at certain of the retail stations owned by Alliance and future remediation activities required by applicable federal, state or local law or regulation.  Remedial action plans are in place, as may be applicable with the state agencies regulating such ongoing remediation.  Based on reports from environmental engineers, the Partnership’s estimated cost of the ongoing environmental remediation for which Alliance was responsible and future remediation activities required by applicable federal, state or local law or regulation is estimated to be approximately $16.1 million to be expended over an extended period of time.  Certain environmental remediation obligations at the retail stations acquired by Alliance from ExxonMobil in 2011 are being funded by a third party who assumed the liability in connection with the Alliance/ExxonMobil transaction in 2011 and, therefore, cost estimates for such obligations at these stations are not included in this estimate.  As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $16.1 million.

In connection with the September 2010 acquisition of retail gasoline stations from ExxonMobil, the Partnership assumed certain environmental liabilities, including ongoing environmental remediation at and monitoring activities at certain of the acquired sites and future remediation activities required by applicable federal, state or local law or regulation.  Remedial action plans are in place with the applicable state regulatory agencies for the majority of these locations, including plans for soil and groundwater treatment systems at certain sites. Based on consultations with environmental engineers, the Partnership’s estimated cost of the remediation is expected to be approximately $30.0 million to be expended over an extended period of time.  As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $30.0 million.

In connection with the June 2010 acquisition of three refined petroleum products terminals in Newburgh, New York, the Partnership assumed certain environmental liabilities, including certain ongoing remediation efforts.  As a result, the Partnership recorded, on an undiscounted basis, a total environmental liability of approximately $1.5 million.

In connection with the November 2007 acquisition of ExxonMobil’s Glenwood Landing and Inwood, New York terminals, the Partnership assumed certain environmental liabilities, including the remediation obligations under remedial action plans submitted by ExxonMobil to and approved by the New York Department of Environmental Conservation (“NYDEC”) with respect to both terminals.  As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $1.2 million.

In connection with the May 2007 acquisition of ExxonMobil’s Albany and Newburgh, New York and Burlington, Vermont terminals, the Partnership assumed certain environmental liabilities, including the remediation obligations under a proposed remedial action plan submitted by ExxonMobil to NYDEC with respect to the Albany, New York terminal.  As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $8.0 million.

The following table presents a summary roll forward of the Partnership’s environmental liabilities at September 30, 2014 (in thousands):

	Balance at				Balance at
	December 31,	Payments in	Dispositions	Other	September 30,
Environmental Liability Related to:	2013	2014	2014	Adjustments	2014
ExxonMobil Gasoline Stations	$24,745	$(363)	$(159)	$(390)	$23,833
Alliance Gasoline Stations	13,921	(278)	—	2	13,645
Mutual Oil	625	(40)	—	—	585
Newburgh	1,500	—	—	—	1,500
Glenwood Landing and Inwood	301	(50)	—	—	251
Albany	47	(8)	—	—	39
Total environmental liabilities	$41,139	$(739)	$(159)	$(388)	$39,853

Current portion	$3,377				$3,320
Long-term portion	37,762				36,533
Total environmental liabilities	$41,139				$39,853

The Partnership’s estimates used in these environmental liabilities are based on all known facts at the time and its assessment of the ultimate remedial action outcomes.  Among the many uncertainties that impact the Partnership’s estimates are the necessary regulatory approvals for, and potential modification of, its remediation plans, the amount of data available upon initial assessment of the impact of soil or water contamination, changes in costs associated with environmental remediation services and equipment, relief of obligations through divestures of sites and the possibility of existing legal claims giving rise to additional claims.  Dispositions generally represent relief of legal obligations through the sale of the related property.  Other adjustments generally represent changes in estimates for existing obligations or obligations associated with new sites.  Therefore, although the Partnership believes that these environmental liabilities are adequate, no assurances can be made that any costs incurred in excess of these environmental liabilities or outside of indemnifications or not otherwise covered by insurance would not have a material adverse effect on the Partnership’s financial condition, results of operations or cash flows.

Asset Retirement Obligations

The Partnership is required to account for the legal obligations associated with the long-lived assets that result from the acquisition, construction, development or operation of long-lived assets.  Such asset retirement obligations specifically pertain to the treatment of underground gasoline storage tanks (“USTs”) that exist in those U.S. states which statutorily require removal of the USTs at a certain point in time.  Specifically, the Partnership’s retirement obligations consist of the estimated costs of removal and disposals of USTs in specific states.

The fair value of a liability for an asset retirement obligation is recognized in the year in which it is incurred.  The associated asset retirement costs are capitalized as part of the carrying cost of the asset.  The Partnership had approximately $2.3 million and $2.1 million in total asset retirement obligations at September 30, 2014 and December 31, 2013, respectively, which are included in other long-term liabilities in the accompanying balance sheets.

Renewable Identification Numbers (RINs)

A Renewable Identification Number (“RIN”) is a serial number assigned to a batch of biofuel for the purpose of tracking its production, use, and trading as required by the Environmental Protection Agency’s (“EPA”) Renewable Fuel Standard that originated with the Energy Policy Act of 2005.  To evidence that the required volume of renewable fuel is blended with gasoline, obligated parties must retire sufficient RINs to cover their Renewable Volume Obligation (“RVO”).  The Partnership’s EPA obligations relative to renewable fuel reporting are largely limited to the foreign gasoline that the Partnership may choose to import.  As a wholesaler of transportation fuels through its terminals, the Partnership separates RINs from renewable fuel through blending with gasoline and can use those separated RINs to settle its RVO.  While the annual compliance period for the RVO is a calendar year, the settlement of the RVO can occur, under certain deferral elections, more than one year after the close of the compliance period.

The Partnership’s Wholesale segment’s operating results are sensitive to the timing associated with its RIN position relative to its RVO at a point in time, and the Partnership may recognize a mark-to-market liability for a shortfall in RINs at the end of each reporting period.  To the extent the Partnership does not have a sufficient number of RINs to satisfy the RVO as of the balance sheet date, the Partnership charges cost of sales for such deficiency based on the market price of the RINs as of the balance sheet date and records a liability representing the Partnership’s obligation to purchase RINs.  The Partnership’s RVO deficiency was $0.6 million and $13.1 million at September 30, 2014 and December 31, 2013, respectively.

The Partnership may enter into RIN forward purchase and sales commitments.  These contracts are valued at the end of each quarter based on the then RIN spot rate.  Total losses from firm non-cancellable commitments at September 30, 2014 were immaterial.  The Partnership accrued for losses of these firm non-cancellable commitments of approximately $6.2 million at December 31, 2013.

Note 9. Environmental Liabilities and Renewable Identification Numbers (RINs)

Environmental Liabilities

        The Partnership owns or leases properties where refined petroleum products, renewable fuels and crude oil are being or may have been handled. These properties and the refined petroleum products, renewable fuels and crude oil handled thereon may be subject to federal and state environmental laws and regulations. Under such laws and regulations, the Partnership could be required to remove or remediate containerized hazardous liquids or associated generated wastes (including wastes disposed of or abandoned by prior owners or operators), to clean up contaminated property arising from the release of liquids or wastes into the environment, including contaminated groundwater, or to implement best management practices to prevent future contamination.

        The Partnership maintains insurance of various types with varying levels of coverage that it considers adequate under the circumstances to cover its operations and properties. The insurance policies are subject to deductibles that the Partnership considers reasonable and not excessive. In addition, the Partnership has entered into indemnification agreements with various sellers in conjunction with several of its acquisitions. Allocation of environmental liability is an issue negotiated in connection with each of the Partnership's acquisition transactions. In each case, the Partnership makes an assessment of potential environmental liability exposure based on available information. Based on that assessment and relevant economic and risk factors, the Partnership determines whether to, and the extent to which it will, assume liability for existing environmental conditions.

        In connection with the December 2012 acquisition of six New England gasoline stations from Mutual Oil (see Note 3), the Partnership assumed certain environmental liabilities, including certain ongoing remediation efforts. As a result, the Partnership recorded, on an undiscounted basis, a total environmental liability of approximately $0.6 million.

        In connection with the March 2012 acquisition of Alliance (see Note 3), the Partnership assumed Alliance's environmental liabilities, including ongoing environmental remediation at certain of the retail stations owned by Alliance and future remediation activities required by applicable federal, state or local law or regulation. Remedial action plans are in place, as may be applicable with the state agencies regulating such ongoing remediation. Based on reports from environmental engineers, the Partnership's estimated cost of the ongoing environmental remediation for which Alliance was responsible and future remediation activities required by applicable federal, state or local law or regulation is estimated to be approximately $16.1 million to be expended over an extended period of time. Certain environmental remediation obligations at the retail stations acquired by Alliance from ExxonMobil in 2011 are being funded by a third party who assumed the liability in connection with the Alliance/ExxonMobil transaction in 2011 and, therefore, cost estimates for such obligations at these stations are not included in this estimate. As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $16.1 million.

        In connection with the September 2010 acquisition of retail gasoline stations from ExxonMobil, the Partnership assumed certain environmental liabilities, including ongoing environmental remediation at and monitoring activities at certain of the acquired sites and future remediation activities required by applicable federal, state or local law or regulation. Remedial action plans are in place with the applicable state regulatory agencies for the majority of these locations, including plans for soil and groundwater treatment systems at certain sites. Based on consultations with environmental engineers, the Partnership's estimated cost of the remediation is expected to be approximately $30.0 million to be expended over an extended period of time. As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $30.0 million.

        In connection with the June 2010 acquisition of three refined petroleum products terminals in Newburgh, New York, the Partnership assumed certain environmental liabilities, including certain ongoing remediation efforts. As a result, the Partnership recorded, on an undiscounted basis, a total environmental liability of approximately $1.5 million.

        In connection with the November 2007 acquisition of ExxonMobil's Glenwood Landing and Inwood, New York terminals, the Partnership assumed certain environmental liabilities, including the remediation obligations under remedial action plans submitted by ExxonMobil to and approved by the New York Department of Environmental Conservation ("NYDEC") with respect to both terminals. As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $1.2 million.

        In connection with the May 2007 acquisition of ExxonMobil's Albany and Newburgh, New York and Burlington, Vermont terminals, the Partnership assumed certain environmental liabilities, including the remediation obligations under a proposed remedial action plan submitted by ExxonMobil to NYDEC with respect to the Albany, New York terminal. As a result, the Partnership recorded, on an undiscounted basis, total environmental liabilities of approximately $8.0 million.

        The following table presents a summary roll forward of the Partnership's environmental liabilities at December 31, 2013 (in thousands):

Environmental Liability Related to:	Balance at December 31, 2012	Payments in 2013	Dispositions 2013	Other Adjustments	Balance at December 31, 2013
ExxonMobil Gasoline Stations	$26,610	$(1,267)	$(595)	$(3)	$24,745
Alliance Gasoline Stations	14,984	(754)	(750)	441	13,921
Mutual Oil	625	—	—	—	625
Newburgh	1,500	—	—	—	1,500
Glenwood Landing and Inwood	347	(46)	—	—	301
Albany	106	(59)	—	—	47

Total environmental liabilities	$44,172	$(2,126)	$(1,345)	$438	$41,139

Current portion	$4,341				$3,377
Long-term portion	39,831				37,762

Total environmental liabilities	$44,172				$41,139

        The Partnership's estimates used in these environmental liabilities are based on all known facts at the time and its assessment of the ultimate remedial action outcomes. Among the many uncertainties that impact the Partnership's estimates are the necessary regulatory approvals for, and potential modification of, its remediation plans, the amount of data available upon initial assessment of the impact of soil or water contamination, changes in costs associated with environmental remediation services and equipment, relief of obligation through divestures of sites and the possibility of existing legal claims giving rise to additional claims. Dispositions generally represent relief of legal obligation through the sale of the related property. Other adjustments generally represent changes in estimates for existing obligations or obligations associated with new sites. Therefore, although the Partnership believes that these environmental liabilities are adequate, no assurances can be made that any costs incurred in excess of these environmental liabilities or outside of indemnifications or not otherwise covered by insurance would not have a material adverse effect on the Partnership's financial condition, results of operations or cash flows.

Renewable Identification Numbers (RINs)

        A RIN is a serial number assigned to a batch of biofuel for the purpose of tracking its production, use, and trading as required by the EPA Renewable Fuel Standard that originated with the Energy Policy Act of 2005. To evidence that the required volume of renewable fuel is blended with gasoline, obligated parties must retire sufficient RINs to cover their RVO. The Partnership's EPA obligations relative to renewable fuel reporting are largely limited to the foreign gasoline that the Partnership may choose to import. As a wholesaler of transportation fuels through its terminals, the Partnership separates RINs from renewable fuel through blending with gasoline and can use those separated RINs to settle its RVO. While the annual compliance period for a RVO is a calendar year, the settlement of the RVO can occur more than one year after the close of the compliance period, upon certain deferral elections.

        The Partnership's Wholesale segment's operating results are sensitive to the timing associated with its RIN position relative to its RVO at a point in time, and the Partnership may recognize a mark-to-market liability for a shortfall in RINs at the end of each reporting period. To the extent the Partnership does not have a sufficient number of RINs to satisfy the obligation as of the balance sheet date, the Partnership charges cost of sales for such deficiency based on the market price of the RINs as of the balance sheet date, and records a liability representing the Partnership's obligation to purchase RINs. At December 31, 2013, the Partnership's RVO Deficiency was $13.1 million. The Partnership's RVO Deficiency was immaterial at December 31, 2012.

        The Partnership may enter into RIN forward commitments. At December 31, 2013, the Partnership had forward sales contracts that were fixed at a price below the RIN spot rate. Accordingly, the Partnership accrued for the loss of these firm non-cancellable purchase commitments which amounted to approximately $6.2 million at December 31, 2013. The loss on RIN forward commitments was immaterial at December 31, 2012.